1. Summary of Significant Accounting Policies (June 2017) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015
Allowance for doubtful accounts	$ 0		$ 0		$ 0
Weighted average common shares outstanding	34,973,013	31,990,466	35,383,552	32,913,403	31,626,189	24,769,739
Antidilutive shares			2,340,171	2,200,346	2,200,346	1,500,996
Advertising expense	$ 131,508	$ 106,922	$ 307,977	$ 298,385
Share-based compensation assumptions
Risk free interest rate			0.97%	1.15%	0.97%	0.70%
Dividend yield			0.00%		0.00%
Expected life			2 years		1 year
Volatility			100.00%		1.00%
Trade Names [Member]
Indefinite lived intangible asset gross	69,300		$ 69,300
Impairment of intangible assets	0	0
Customer Relationships [Member]
Intangible estimated life			4 years
Amortization expense	2,806	2,806	$ 8,418	$ 8,418
Accumulated amortization	19,643		19,643		$ 11,225
Proprietary Content [Member]
Finite lived intangible asset gross	$ 525,100		525,100
Intangible estimated life	8 years
Amortization expense	$ 16,410	16,410	49,230	49,230
Accumulated amortization	114,866		114,866		65,637
Prospect List [Member]
Finite lived intangible asset gross	53,800		53,800
Amortization expense					53,800
Accumulated amortization	53,800		53,800		53,800
Noncompete Agreements [Member]
Finite lived intangible asset gross	$ 26,300		26,300
Intangible estimated life	5 years
Amortization expense	$ 1,315	$ 1,315	3,945	$ 3,945
Accumulated amortization	$ 9,205		$ 9,205		$ 5,260